SEGMENTS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Other Nonrecurring (Income) Expense	$ 795	$ 9	$ 4,078	$ (18)